Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Accounts Receivable, net
3.	Accounts Receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2024	December 31, 2025
	RMB	RMB
Up to three months	255,252	438,588
Three to six months	1,300	2,829
Six to twelve months	6,476	115
Above one year	824	1,588
Accounts receivable, gross:	263,852	443,120
Less: allowance for credit losses	(2,894)	(1,706)
Accounts receivable, net	260,958	441,414

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(506)	(596)	(2,894)
Additions	(90)	(14,620)	(292)
Reversals	—	12,322	1,480
Balance at the end of the year	(596)	(2,894)	(1,706)